Fees and Expenses	Oct. 31, 2025 USD ($)
Combined Eaton Vance Government Income Funds | Eaton Vance Government Opportunities Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance  funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 38 of the Fund’s Prospectus and page 20  of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Class A	Class C	Class I	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None[1]	1.00%	None	None
[1]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Class A	Class C	Class I	Class R
Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses[1]	1.95%	1.95%	1.95%	1.95%
Total Annual Fund Operating Expenses	2.85%	3.60%	2.60%	3.10%
Expense Reimbursement[2]	-0.09%	-0.09%	-0.09%	-0.09%
Total Annual Fund Operating Expenses After Expense Reimbursement	2.76%	3.51%	2.51%	3.01%
[2],[3]
Expenses Deferred Charges [Text Block]	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	If you SOLD Your Shares
Expense Example, With Redemption [Table]

If you SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$595	$1,171	$1,772	$3,391
Class C shares	$454	$1,095	$1,856	$3,691
Class I shares	$254	$800	$1,372	$2,928
Class R shares	$304	$948	$1,618	$3,405

Expense Example, No Redemption, By Year, Caption [Text]	If you HELD Your Shares
Expense Example, No Redemption [Table]

If you HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$595	$1,171	$1,772	$3,391
Class C shares	$354	$1,095	$1,856	$3,691
Class I shares	$254	$800	$1,372	$2,928
Class R shares	$304	$948	$1,618	$3,405

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The  Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 254%  of the average value of its portfolio (18% excluding to-be-announced (TBA) transactions).

Portfolio Turnover, Rate	254.00%
Combined Eaton Vance Government Income Funds | Eaton Vance Short Duration Government Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance  funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 38 of the Fund’s Prospectus and page 20  of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Advisers Class	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None	None[1]	1.00%	None
[4]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Advisers Class	Class A	Class C	Class I
Management Fees	0.48%	0.48%	0.48%	0.48%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.85%	None
Other Expenses[1]	0.16%	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses	0.89%	0.89%	1.49%	0.64%
[5]
Expenses Deferred Charges [Text Block]	Class A shares purchased at net asset value in amounts of $250,000 or more are subject to a 0.25% contingent deferred sales charge if redeemed within 12 months of purchase.
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	If you SOLD Your Shares
Expense Example, With Redemption [Table]

If you SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Advisers Class shares	$91	$284	$493	$1,096
Class A shares	$314	$502	$707	$1,296
Class C shares	$252	$471	$813	$1,617
Class I shares	$65	$205	$357	$798

Expense Example, No Redemption, By Year, Caption [Text]	If you HELD Your Shares
Expense Example, No Redemption [Table]

If you HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Advisers Class shares	$91	$284	$493	$1,096
Class A shares	$314	$502	$707	$1,296
Class C shares	$152	$471	$813	$1,617
Class I shares	$65	$205	$357	$798

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The  Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 580%  of the average value of its portfolio (46% excluding to-be-announced (TBA) transactions).

Portfolio Turnover, Rate	580.00%
Multi-trust Docubuilder Book | Eaton Vance Short Duration High Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance  funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 40 of the Fund’s Prospectus and page 21  of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None[1]	None
[6]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Class A	Class I
Management Fees	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.31%	0.31%
Total Annual Fund Operating Expenses	1.11%	0.86%
Expense Reimbursement[1]	(0.21)%	(0.21)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.90%	0.65%
[7]
Expenses Deferred Charges [Text Block]	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Class A shares	$414	$646	$897	$1,615
Class I shares	$66	$253	$456	$1,041

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The  Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74%  of the average value of its portfolio.

Portfolio Turnover, Rate	74.00%
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Advantage Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance  funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 47 of the Fund’s Prospectus and page 23  of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds.
Expenses Restated to Reflect Current [Text]	Expenses in the table above and the Example below reflect the expenses of the Fund and Senior Debt Portfolio (the “Portfolio”), the Portfolio in which the Fund invests its assets.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Other Expenses, New Fund, Based on Estimates [Text]	Other expenses include estimated borrowing cost of 1.31% based on the outstanding borrowing and related costs as of the Fund’s most recent fiscal year end. The actual amount of borrowing costs borne by the Portfolio will vary over time based on the Portfolio’s use of borrowings and variations in market interest rates.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Advisers Class	Class A	Class C	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	3.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None	None[1]	1.00%	None	None
[8]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Advisers Class	Class A	Class C	Class I	Class R6
Management Fees	0.61%	0.61%	0.61%	0.61%	0.61%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.75%	None	None
Other Expenses[1]	1.41%	1.41%	1.41%	1.41%	1.34%
Total Annual Fund Operating Expenses[2]	2.27%	2.27%	2.77%	2.02%	1.95%
[9],[10]
Expenses Deferred Charges [Text Block]	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	If you SOLD Your Shares
Expense Example, With Redemption [Table]

If you SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Advisers Class shares	$230	$709	$1,215	$2,605
Class A shares	$548	$1,011	$1,501	$2,846
Class C shares	$380	$859	$1,464	$2,980
Class I shares	$205	$634	$1,088	$2,348
Class R6 shares	$198	$612	$1,052	$2,275

Expense Example, No Redemption, By Year, Caption [Text]	If you HELD Your Shares
Expense Example, No Redemption [Table]

If you HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Advisers Class shares	$230	$709	$1,215	$2,605
Class A shares	$548	$1,011	$1,501	$2,846
Class C shares	$280	$859	$1,464	$2,980
Class I shares	$205	$634	$1,088	$2,348
Class R6 shares	$198	$612	$1,052	$2,275

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The  Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 42%  of the average value of its portfolio.

Portfolio Turnover, Rate	42.00%
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance  funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 47 of the Fund’s Prospectus and page 23  of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds.
Expenses Restated to Reflect Current [Text]	Expenses in the table above and the Example below reflect the expenses of the Fund and Eaton Vance Floating Rate Portfolio (the “Portfolio”), the Portfolio in which the Fund invests its assets.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Other Expenses, New Fund, Based on Estimates [Text]	Other expenses include estimated borrowing cost of 0.05% based on the outstanding borrowing and related costs as of the Fund’s most recent fiscal year end. The actual amount of borrowing costs borne by the Portfolio will vary over time based on the Portfolio’s use of borrowings and variations in market interest rates.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Advisers Class	Class A	Class C	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	3.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None	None[1]	1.00%	None	None
[11]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Advisers Class	Class A	Class C	Class I	Class R6
Management Fees	0.66%	0.66%	0.66%	0.66%	0.66%
Distribution and Service (12b-1) Fees	0.25%	0.25%	1.00%	None	None
Other Expenses[1]	0.16%	0.16%	0.16%	0.16%	0.10%
Total Annual Fund Operating Expenses[2]	1.07%	1.07%	1.82%	0.82%	0.76%
[12],[13]
Expenses Deferred Charges [Text Block]	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	If you SOLD Your Shares
Expense Example, With Redemption [Table]

If you SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Advisers Class shares	$109	$340	$590	$1,306
Class A shares	$431	$654	$896	$1,588
Class C shares	$285	$573	$985	$1,940
Class I shares	$84	$262	$455	$1,014
Class R6 shares	$78	$243	$422	$942

Expense Example, No Redemption, By Year, Caption [Text]	If you HELD Your Shares
Expense Example, No Redemption [Table]

If you HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Advisers Class shares	$109	$340	$590	$1,306
Class A shares	$431	$654	$896	$1,588
Class C shares	$185	$573	$985	$1,940
Class I shares	$84	$262	$455	$1,014
Class R6 shares	$78	$243	$422	$942

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The  Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 35%   of the average value of its portfolio.

Portfolio Turnover, Rate	35.00%
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate & High Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance  funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 47 of the Fund’s Prospectus and page 23  of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Other Expenses, New Fund, Based on Estimates [Text]	Other expenses include estimated borrowing cost of 0.04% based on the outstanding borrowing and related costs as of the Fund’s most recent fiscal year end. The actual amount of borrowing costs borne by the Portfolios in which it invests will vary over time based on the Portfolios’ use of borrowings and variations in market interest rates.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Advisers Class	Class A	Class C	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	3.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None	None[1]	1.00%	None	None
[14]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Advisers Class	Class A	Class C	Class I	Class R6
Management Fees	0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees	0.25%	0.25%	1.00%	None	None
Other Expenses	0.11%	0.11%	0.11%	0.11%	0.05%
Acquired Fund Fees and Expenses1,[2]	0.58%	0.58%	0.58%	0.58%	0.58%
Total Annual Fund Operating Expenses	1.09%	1.09%	1.84%	0.84%	0.78%
[15],[16]
Expenses Deferred Charges [Text Block]	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	If you SOLD Your Shares
Expense Example, With Redemption [Table]

If you SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Advisers Class shares	$111	$347	$601	$1,329
Class A shares	$433	$660	$906	$1,611
Class C shares	$287	$579	$995	$1,962
Class I shares	$86	$268	$466	$1,037
Class R6 shares	$80	$249	$433	$966

Expense Example, No Redemption, By Year, Caption [Text]	If you HELD Your Shares
Expense Example, No Redemption [Table]

If you HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Advisers Class shares	$111	$347	$601	$1,329
Class A shares	$433	$660	$906	$1,611
Class C shares	$187	$579	$995	$1,962
Class I shares	$86	$268	$466	$1,037
Class R6 shares	$80	$249	$433	$966

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The  Fund and the Portfolios in which it invests (see below) pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5%  of the average value of its portfolio. The Fund’s portfolio turnover rate is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

Portfolio Turnover, Rate	5.00%
Eaton Vance Global Income Funds | Eaton Vance Diversified Currency Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance  funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 80 of the Fund’s Prospectus and page 25  of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds.
Expenses Restated to Reflect Current [Text]	Expenses in the table above and the Example below reflect the expenses of the Fund and International Income Portfolio (the “Portfolio”), the Portfolio in which the Fund invests its assets.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None[1]	1.00%	None
[17]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Class A	Class C	Class I
Management Fees	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	1.97%	1.97%	1.97%
Interest Expense	0.15%	0.15%	0.15%
Expenses Other than Interest Expense	1.82%	1.82%	1.82%
Total Annual Fund Operating Expenses[1]	2.72%	3.47%	2.47%
Expense Reimbursement[2]	-1.62%	-1.62%	-1.62%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.10%	1.85%	0.85%
[18],[19]
Expenses Deferred Charges [Text Block]	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	If you SOLD Your Shares
Expense Example, With Redemption [Table]

If you SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$434	$993	$1,578	$3,162
Class C shares	$288	$915	$1,664	$3,470
Class I shares	$87	$614	$1,169	$2,683

Expense Example, No Redemption, By Year, Caption [Text]	If you HELD Your Shares
Expense Example, No Redemption [Table]

If you HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$434	$993	$1,578	$3,162
Class C shares	$188	$915	$1,664	$3,470
Class I shares	$87	$614	$1,169	$2,683

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The  Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 209%   of the average value of its portfolio.

Portfolio Turnover, Rate	209.00%
Eaton Vance Global Income Funds | Eaton Vance Emerging Markets Local Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance  funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 80 of the Fund’s Prospectus and page 25  of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds.
Expenses Restated to Reflect Current [Text]	Expenses in the table above and the Example below reflect the expenses of the Fund and Emerging Markets Local Income Portfolio (the “Portfolio”), the Portfolio in which the Fund invests its assets.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None[1]	1.00%	None
[20]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Class A	Class C	Class I
Management Fees	0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.30%	0.30%	0.30%
Interest Expense	0.03%	0.03%	0.03%
Expenses other than Interest Expense	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses[1]	1.20%	1.95%	0.95%
Expense Reimbursement[2]	-0.02%	-0.02%	-0.02%
Total Annual Fund Operating Expenses After Expense Reimbursement	1.18%	1.93%	0.93%
[21],[22]
Expenses Deferred Charges [Text Block]	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	If you SOLD Your Shares
Expense Example, With Redemption [Table]

If you SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$441	$692	$961	$1,731
Class C shares	$296	$610	$1,050	$2,079
Class I shares	$95	$301	$524	$1,165

Expense Example, No Redemption, By Year, Caption [Text]	If you HELD Your Shares
Expense Example, No Redemption [Table]

If you HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$441	$692	$961	$1,731
Class C shares	$196	$610	$1,050	$2,079
Class I shares	$95	$301	$524	$1,165

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The  Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 93%   of the average value of its portfolio.

Portfolio Turnover, Rate	93.00%
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance  funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 80 of the Fund’s Prospectus and page 25  of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds.
Expenses Restated to Reflect Current [Text]	Expenses in the table above and the Example below reflect the expenses of the Fund and Global Macro Portfolio (the “Portfolio”), the Portfolio in which the Fund invests its assets.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Class A	Class C	Class I	Class R	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None[1]	1.00%	None	None	None
[23]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Class A	Class C	Class I	Class R	Class R6
Management Fees	0.58%	0.58%	0.58%	0.58%	0.58%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None	0.50%	None
Other Expenses	0.68%	0.68%	0.68%	0.68%	0.61%
Interest Expense	0.48%	0.48%	0.48%	0.48%	0.48%
Expenses Other than Interest Expense	0.20%	0.20%	0.20%	0.20%	0.13%
Total Annual Fund Operating Expenses[1]	1.51%	2.26%	1.26%	1.76%	1.19%
[24]
Expenses Deferred Charges [Text Block]	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	If you SOLD Your Shares
Expense Example, With Redemption [Table]

If you SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$474	$787	$1,122	$2,068
Class C shares	$329	$706	$1,210	$2,407
Class I shares	$128	$400	$692	$1,523
Class R shares	$179	$554	$954	$2,073
Class R6 shares	$121	$378	$654	$1,443

Expense Example, No Redemption, By Year, Caption [Text]	If you HELD Your Shares
Expense Example, No Redemption [Table]

If you HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$474	$787	$1,122	$2,068
Class C shares	$229	$706	$1,210	$2,407
Class I shares	$128	$400	$692	$1,523
Class R shares	$179	$554	$954	$2,073
Class R6 shares	$121	$378	$654	$1,443

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The  Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 142%   of the average value of its portfolio.

Portfolio Turnover, Rate	142.00%
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Advantage Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance  funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 80 of the Fund’s Prospectus and page 25  of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds.
Expenses Restated to Reflect Current [Text]	Expenses in the table above and the Example below reflect the expenses of the Fund and Global Macro Absolute Return Advantage Portfolio (the “Portfolio”), the Portfolio in which the Fund invests its assets.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Class A	Class C	Class I	Class R	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None[1]	1.00%	None	None	None
[25]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Class A	Class C	Class I	Class R	Class R6
Management Fees	0.92%	0.92%	0.92%	0.92%	0.92%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None	0.50%	None
Other Expenses	1.37%	1.37%	1.37%	1.37%	1.34%
Interest Expense	1.17%	1.17%	1.17%	1.17%	1.17%
Expenses Other than Interest Expense	0.20%	0.20%	0.20%	0.20%	0.17%
Total Annual Fund Operating Expenses[1]	2.54%	3.29%	2.29%	2.79%	2.26%
Expense Reimbursement[2]	-0.07%	-0.07%	-0.07%	-0.07%	-0.07%
Total Annual Fund Operating Expenses After Expense Reimbursement	2.47%	3.22%	2.22%	2.72%	2.19%
[26],[27]
Expenses Deferred Charges [Text Block]	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	If you SOLD Your Shares
Expense Example, With Redemption [Table]

If you SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$567	$1,083	$1,626	$3,102
Class C shares	$425	$1,006	$1,711	$3,410
Class I shares	$225	$709	$1,219	$2,620
Class R shares	$275	$859	$1,468	$3,114
Class R6 shares	$222	$700	$1,204	$2,590

Expense Example, No Redemption, By Year, Caption [Text]	If you HELD Your Shares
Expense Example, No Redemption [Table]

If you HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$567	$1,083	$1,626	$3,102
Class C shares	$325	$1,006	$1,711	$3,410
Class I shares	$225	$709	$1,219	$2,620
Class R shares	$275	$859	$1,468	$3,114
Class R6 shares	$222	$700	$1,204	$2,590

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The  Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 135%  of the average value of its portfolio.

Portfolio Turnover, Rate	135.00%
Eaton Vance Global Income Funds | Eaton Vance Strategic Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance  funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 80 of the Fund’s Prospectus and page 25  of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Class A	Class C	Class I	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None[1]	1.00%	None	None
[28]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Class A	Class C	Class I	Class R
Management Fees	0.00%	0.00%	0.00%	0.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses	0.09%	0.08%	0.08%	0.08%
Acquired Fund Fees and Expenses[1]	1.16%	1.16%	1.16%	1.16%
Total Annual Fund Operating Expenses	1.50%	2.24%	1.24%	1.74%
[29]
Expenses Deferred Charges [Text Block]	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	If you SOLD Your Shares
Expense Example, With Redemption [Table]

If you SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$473	$784	$1,117	$2,057
Class C shares	$327	$700	$1,200	$2,388
Class I shares	$126	$393	$681	$1,500
Class R shares	$177	$548	$944	$2,052

Expense Example, No Redemption, By Year, Caption [Text]	If you HELD Your Shares
Expense Example, No Redemption [Table]

If you HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$473	$784	$1,117	$2,057
Class C shares	$227	$700	$1,200	$2,388
Class I shares	$126	$393	$681	$1,500
Class R shares	$177	$548	$944	$2,052

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The  Fund and the Portfolios in which it invests (see below) pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5%   of the average value of its portfolio.

Portfolio Turnover, Rate	5.00%
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Equity Asset Allocation Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance  funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 47 of the Fund’s Prospectus and page 24  of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None[1]	1.00%	None
[30]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Class A	Class C	Class I
Management Fees	0.81%	0.81%	0.81%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.09%	0.09%	0.09%
Acquired Fund Fees and Expenses	0.58%	0.58%	0.58%
Total Annual Fund Operating Expenses	1.73%	2.48%	1.48%
Advisory Fee Reduction[1]	-0.53%	-0.53%	-0.53%
Total Annual Fund Operating Expenses After Expense Reduction	1.20%	1.95%	0.95%
[31]
Expenses Deferred Charges [Text Block]	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	If you SOLD Your Shares
Expense Example, With Redemption [Table]

If you SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$641	$886	$1,150	$1,903
Class C shares	$298	$612	$1,052	$2,080
Class I shares	$97	$303	$525	$1,166

Expense Example, No Redemption, By Year, Caption [Text]	If you HELD Your Shares
Expense Example, No Redemption [Table]

If you HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$641	$886	$1,150	$1,903
Class C shares	$198	$612	$1,052	$2,080
Class I shares	$97	$303	$525	$1,166

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The  Fund and the Portfolios in which it invests (see below) pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10%  of the average value of its portfolio.

Portfolio Turnover, Rate	10.00%
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Multi-Cap Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance  funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 47 of the Fund’s Prospectus and page 24  of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.
Expenses Restated to Reflect Current [Text]	Expenses in the table above and the Example below reflect the expenses of the Fund and Tax-Managed Multi-Cap Growth Portfolio (the “Portfolio”), the Portfolio in which the Fund invests its assets.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None[1]	1.00%
[32]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Class A	Class C
Management Fees	0.80%	0.80%
Distribution and Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.18%	0.18%
Total Annual Fund Operating Expenses[1]	1.23%	1.98%
[33]
Expenses Deferred Charges [Text Block]	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	If you SOLD Your Shares
Expense Example, With Redemption [Table]

If you SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$644	$895	$1,165	$1,935
Class C shares	$301	$621	$1,068	$2,113

Expense Example, No Redemption, By Year, Caption [Text]	If you HELD Your Shares
Expense Example, No Redemption [Table]

If you HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$644	$895	$1,165	$1,935
Class C shares	$201	$621	$1,068	$2,113

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The  Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 14%  of the average value of its portfolio.

Portfolio Turnover, Rate	14.00%
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Small-Cap Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance  funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 47 of the Fund’s Prospectus and page 24  of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.
Expenses Restated to Reflect Current [Text]	Expenses in the table above and the Example below reflect the expenses of the Fund and Tax-Managed Small-Cap Portfolio (the “Portfolio”), the Portfolio in which the Fund invests its assets.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None[1]	1.00%	None
[34]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Class A	Class C	Class I
Management Fees	0.63%	0.63%	0.63%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses[1]	1.14%	1.89%	0.89%
[35]
Expenses Deferred Charges [Text Block]	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	If you SOLD Your Shares
Expense Example, With Redemption [Table]

If you SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$635	$868	$1,120	$1,838
Class C shares	$292	$594	$1,021	$2,016
Class I shares	$91	$284	$493	$1,096

Expense Example, No Redemption, By Year, Caption [Text]	If you HELD Your Shares
Expense Example, No Redemption [Table]

If you HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$635	$868	$1,120	$1,838
Class C shares	$192	$594	$1,021	$2,016
Class I shares	$91	$284	$493	$1,096

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The  Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 41%  of the average value of its portfolio.

Portfolio Turnover, Rate	41.00%
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Value Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance  funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 47 of the Fund’s Prospectus and page 24  of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.
Expenses Restated to Reflect Current [Text]	Expenses in the table above and the Example below reflect the expenses of the Fund and Tax-Managed Value Portfolio (the “Portfolio”), the Portfolio in which the Fund invests its assets.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None[1]	1.00%	None
[36]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Class A	Class C	Class I
Management Fees	0.79%	0.79%	0.79%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses[1]	1.15%	1.90%	0.90%
[37]
Expenses Deferred Charges [Text Block]	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	If you SOLD Your Shares
Expense Example, With Redemption [Table]

If you SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$636	$871	$1,125	$1,849
Class C shares	$293	$597	$1,026	$2,027
Class I shares	$92	$287	$498	$1,108

Expense Example, No Redemption, By Year, Caption [Text]	If you HELD Your Shares
Expense Example, No Redemption [Table]

If you HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$636	$871	$1,125	$1,849
Class C shares	$193	$597	$1,026	$2,027
Class I shares	$92	$287	$498	$1,108

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The  Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 42%  of the average value of its portfolio.

Portfolio Turnover, Rate	42.00%
Eaton Vance Emerging and Frontier Countries Equity Fund | Eaton Vance Emerging and Frontier Countries Equity Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance  funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 41 of the Fund’s Prospectus and page 22  of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.
Expenses Restated to Reflect Current [Text]	Expenses in the table above and the Example below reflect the expenses of the Fund and the Global Macro Capital Opportunities Portfolio (the “Portfolio”), the Portfolio in which the Fund invests its assets.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None[1]	None
[38]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Class A	Class I
Management Fees	0.95%	0.95%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.28%	0.28%
Total Annual Fund Operating Expenses	1.48%	1.23%
Expense Reimbursement[1]	-0.08%	-0.08%
Total Annual Fund Operating Expenses After Expense Reimbursement[2]	1.40%	1.15%
[39],[40]
Expenses Deferred Charges [Text Block]	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Class A shares	$660	$961	$1,283	$2,194
Class I shares	$117	$382	$668	$1,482

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The  Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 54%  of the average value of its portfolio.

Portfolio Turnover, Rate	54.00%
Eaton Vance Global Equity Income Fund | Eaton Vance Global Equity Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance  funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 29 of the Fund’s Prospectus and page 20  of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None[1]	1.00%	None
[41]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Class A	Class C	Class I
Management Fees	0.79%	0.79%	0.79%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.12%	0.13%	0.12%
Total Annual Fund Operating Expenses	1.16%	1.92%	0.91%

Expenses Deferred Charges [Text Block]	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	If you SOLD Your Shares
Expense Example, With Redemption [Table]

If you SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$637	$874	$1,130	$1,860
Class C shares	$295	$603	$1,037	$2,046
Class I shares	$93	$290	$504	$1,120

Expense Example, No Redemption, By Year, Caption [Text]	If you HELD Your Shares
Expense Example, No Redemption [Table]

If you HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$637	$874	$1,130	$1,860
Class C shares	$195	$603	$1,037	$2,046
Class I shares	$93	$290	$504	$1,120

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The  Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 102%  of the average value of its portfolio.

Portfolio Turnover, Rate	102.00%
Eaton Vance Global Income Builder Fund | Eaton Vance Global Income Builder Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance  funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 31 of the Fund’s Prospectus and page 20  of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Class A	Class C	Class I	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None[1]	1.00%	None	None
[42]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Class A	Class C	Class I	Class R
Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None	0.50%
Other Expenses	0.22%	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses	1.17%	1.92%	0.92%	1.42%

Expenses Deferred Charges [Text Block]	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	If you SOLD Your Shares
Expense Example, With Redemption [Table]

If you SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$638	$877	$1,135	$1,871
Class C shares	$295	$603	$1,037	$2,048
Class I shares	$94	$293	$509	$1,131
Class R shares	$145	$449	$776	$1,702

Expense Example, No Redemption, By Year, Caption [Text]	If you HELD Your Shares
Expense Example, No Redemption [Table]

If you HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$638	$877	$1,135	$1,871
Class C shares	$195	$603	$1,037	$2,048
Class I shares	$94	$293	$509	$1,131
Class R shares	$145	$449	$776	$1,702

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The  Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 102%  of the average value of its portfolio.

Portfolio Turnover, Rate	102.00%
Eaton Vance High Income Opportunities Fund | Eaton Vance High Income Opportunities Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance  funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 34 of the Fund’s Prospectus and page 21  of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds.
Expenses Restated to Reflect Current [Text]	Expenses in the table above and the Example below reflect the expenses of the Fund and High Income Opportunities Portfolio (the “Portfolio”), in which the Fund invests its assets.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Class A	Class C	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None[1]	1.00%	None	None
[43]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Class A	Class C	Class I	Class R6
Management Fees	0.46%	0.46%	0.46%	0.46%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.18%	0.18%	0.18%	0.09%
Total Annual Fund Operating Expenses[1]	0.89%	1.64%	0.64%	0.55%
[44]
Expenses Deferred Charges [Text Block]	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	If you SOLD Your Shares
Expense Example, With Redemption [Table]

If you SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$413	$600	$802	$1,385
Class C shares	$267	$517	$892	$1,743
Class I shares	$65	$205	$357	$798
Class R6 shares	$56	$176	$307	$689

Expense Example, No Redemption, By Year, Caption [Text]	If you HELD Your Shares
Expense Example, No Redemption [Table]

If you HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$413	$600	$802	$1,385
Class C shares	$167	$517	$892	$1,743
Class I shares	$65	$205	$357	$798
Class R6 shares	$56	$176	$307	$689

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The  Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 45%  of the average value of its portfolio.

Portfolio Turnover, Rate	45.00%
Eaton Vance Multi-Asset Credit Fund | Eaton Vance Multi-Asset Credit Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance  funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 36 of the Fund’s Prospectus and page 20  of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Class A	Class C	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None[1]	1.00%	None	None
[45]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Class A	Class C	Class I	Class R6
Management Fees	0.55%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None	None
Other Expenses	0.16%	0.16%	0.16%	0.12%
Total Annual Fund Operating Expenses	0.96%	1.71%	0.71%	0.67%

Expenses Deferred Charges [Text Block]	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	If you SOLD Your Shares
Expense Example, With Redemption [Table]

If you SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$420	$621	$839	$1,465
Class C shares	$274	$539	$928	$1,821
Class I shares	$73	$227	$395	$883
Class R6 shares	$68	$214	$373	$835

Expense Example, No Redemption, By Year, Caption [Text]	If you HELD Your Shares
Expense Example, No Redemption [Table]

If you HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$420	$621	$839	$1,465
Class C shares	$174	$539	$928	$1,821
Class I shares	$73	$227	$395	$883
Class R6 shares	$68	$214	$373	$835

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The  Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 58%   of the average value of its portfolio.

Portfolio Turnover, Rate	58.00%

[1]
1	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.

[2]
1	Includes interest expense, including on reverse repurchase agreements, of 1.71%.

[3]
2	The administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.05% for Class A shares, 1.80% for Class C shares, 0.80% for Class I shares and 1.30% for Class R shares. This expense reimbursement will continue through March 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the administrator may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.

[4]
1	Class A shares purchased at net asset value in amounts of $250,000 or more are subject to a 0.25% contingent deferred sales charge if redeemed within 12 months of purchase.

[5]
1	Includes interest expense, including on reverse repurchase agreements, of 0.05%.

[6]
1	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.

[7]
1	The investment adviser and administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.90% for Class A shares and 0.65% for Class I shares. This expense reimbursement will continue through March 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser and administrator may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.

[8]
1	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.

[9]
1	Other expenses include estimated borrowing cost of 1.31% based on the outstanding borrowing and related costs as of the Fund’s most recent fiscal year end. The actual amount of borrowing costs borne by the Portfolio will vary over time based on the Portfolio’s use of borrowings and variations in market interest rates.

[10]
2	Expenses in the table above and the Example below reflect the expenses of the Fund and Senior Debt Portfolio (the “Portfolio”), the Portfolio in which the Fund invests its assets.

[11]
1	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.

[12]
1	Other expenses include estimated borrowing cost of 0.05% based on the outstanding borrowing and related costs as of the Fund’s most recent fiscal year end. The actual amount of borrowing costs borne by the Portfolio will vary over time based on the Portfolio’s use of borrowings and variations in market interest rates.

[13]
2	Expenses in the table above and the Example below reflect the expenses of the Fund and Eaton Vance Floating Rate Portfolio (the “Portfolio”), the Portfolio in which the Fund invests its assets.

[14]
1	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.

[15]
1	Reflects the Fund’s allocable share of the advisory fee and other expenses of the Portfolios in which it invests.

[16]
2	Other expenses include estimated borrowing cost of 0.04% based on the outstanding borrowing and related costs as of the Fund’s most recent fiscal year end. The actual amount of borrowing costs borne by the Portfolios in which it invests will vary over time based on the Portfolios’ use of borrowings and variations in market interest rates.

[17]
1	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.

[18]
1	Expenses in the table above and the Example below reflect the expenses of the Fund and International Income Portfolio (the “Portfolio”), the Portfolio in which the Fund invests its assets.

[19]
2	The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.95% for Class A shares, 1.70% for Class C shares and 0.70% for Class I shares. This expense reimbursement will continue through March 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser, administrator and sub-adviser may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement, or (ii) the expense limit in effect at the time of recoupment.

[20]
1	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.

[21]
1	Expenses in the table above and the Example below reflect the expenses of the Fund and Emerging Markets Local Income Portfolio (the “Portfolio”), the Portfolio in which the Fund invests its assets.

[22]
2	The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.15% for Class A shares, 1.90% for Class C shares and 0.90% for Class I shares. This expense reimbursement will continue through March 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser, administrator and sub-adviser may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement, or (ii) the expense limit in effect at the time of recoupment.

[23]
1	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.

[24]
1	Expenses in the table above and the Example below reflect the expenses of the Fund and Global Macro Portfolio (the “Portfolio”), the Portfolio in which the Fund invests its assets.

[25]
1	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.

[26]
1	Expenses in the table above and the Example below reflect the expenses of the Fund and Global Macro Absolute Return Advantage Portfolio (the “Portfolio”), the Portfolio in which the Fund invests its assets.

[27]
2	The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.30% for Class A shares, 2.05% for Class C shares, 1.05% for Class I shares, 1.55% for Class R shares and 1.02% for Class R6 shares. This expense reimbursement will continue through March 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser, administrator and sub-adviser may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement, or (ii) the expense limit in effect at the time of recoupment.

[28]
1	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.

[29]
1	Reflects the Fund’s allocable share of the advisory fee and other expenses of the Portfolio(s)/Fund(s) in which it invests. Acquired Fund Fees and Expenses includes interest expense of 0.51%.

[30]
1	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.

[31]
1	Pursuant to the Fund’s investment advisory agreement, the Fund’s investment advisory fee is reduced by the Fund’s allocable portion of the advisory fees of the Portfolios in which it invests.

[32]
1	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.

[33]
1	Expenses in the table above and the Example below reflect the expenses of the Fund and Tax-Managed Multi-Cap Growth Portfolio (the “Portfolio”), the Portfolio in which the Fund invests its assets.

[34]
1	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.

[35]
1	Expenses in the table above and the Example below reflect the expenses of the Fund and Tax-Managed Small-Cap Portfolio (the “Portfolio”), the Portfolio in which the Fund invests its assets.

[36]
1	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.

[37]
1	Expenses in the table above and the Example below reflect the expenses of the Fund and Tax-Managed Value Portfolio (the “Portfolio”), the Portfolio in which the Fund invests its assets.

[38]
1	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.

[39]
1	The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.40% for Class A shares and 1.15% for Class I shares. This expense reimbursement will continue through March 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the investment adviser and administrator may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.

[40]
2	Expenses in the table above and the Example below reflect the expenses of the Fund and the Global Macro Capital Opportunities Portfolio (the “Portfolio”), the Portfolio in which the Fund invests its assets.

[41]
1	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.

[42]
1	Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.

[43]
1	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.

[44]
1	Expenses in the table above and the Example below reflect the expenses of the Fund and High Income Opportunities Portfolio (the “Portfolio”), in which the Fund invests its assets.

[45]
1	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.